Supplement to the
Fidelity® MSCI Real Estate Index ETF
November 29, 2017
Summary Prospectus

Effective January 25, 2018, Fidelity® MSCI Real Estate Index ETF changed its classification from a non-diversified fund to a diversified fund.

T16-SUM-18-01 1.9887430.100	February 6, 2018